Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of deferred tax assets and liabilities
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2023	2022
	(restated, see Note 2)
Deferred tax assets(1)	$3,878	$3,466
Deferred tax liabilities(1)	281	468
Net deferred tax asset	$3,597	$2,998

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2022	$516	$1,716	$84	$986	$242	$(546)	$2,998
Acquisitions (disposals) through business combinations(3)	13	(9)	—	(42)	8	(117)	(147)
Charged to statement of operations	(564)	849	(5)	67	49	489	885
Charged to other comprehensive income	(68)	(18)	—	(30)	38	(23)	(101)
Charged to equity, other than other comprehensive income	2	(56)	—	6	—	24	(24)
Foreign exchange rate movements and Other	(1)	(3)	(3)	(11)	(10)	14	(14)
As at December 31, 2023	$(102)	$2,479	$76	$976	$327	$(159)	$3,597
(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.
(3)    Refer to Note 3.

(restated, see Note 2)	Investments	Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2021	$(1,178)	$1,727	$74	$853	$301	$(251)	$1,526
IFRS 17 and 9 transition adjustments	(857)	2,037	—	—	—	—	1,180
As at January 1, 2022	(2,035)	3,764	74	853	301	(251)	2,706
Acquisitions (disposals) through business combinations(3)	1	10	—	32	8	(277)	(226)
Charged to statement of operations	2,340	(2,153)	4	(10)	(6)	(7)	168
Charged to other comprehensive income	202	85	—	92	(75)	—	304
Charged to equity, other than other comprehensive income	—	—	—	15	—	—	15
Foreign exchange rate movements and Other	8	10	6	4	14	(11)	31
As at December 31, 2022	$516	$1,716	$84	$986	$242	$(546)	$2,998

(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.
(3)    Refer to Note 3.

Components of income tax expense (benefit)
In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

For the years ended December 31,	2023	2022
	(restated, see note 2)
Current income tax expense (benefit):
Current year	$1,187	$781
Adjustments in respect of prior years, including resolution of tax disputes	159	(67)
Total current income tax expense (benefit)	1,346	714
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(637)	(82)
Adjustments in respect of prior years, including resolution of tax disputes	(172)	48
Tax expense (benefit) arising from unrecognized tax losses	(25)	18
Tax rate and other legislative changes	(51)	(152)
Total deferred income tax expense (benefit)	(885)	(168)
Total income tax expense (benefit)	$461	$546

Summary of income tax relating to equity
Income tax benefit (expense) recognized directly in equity for the years ended December 31:

For the years ended December 31,	2023	2022
	(restated, see note 2)
Recognized in other comprehensive income:
Current income tax benefit (expense)	$—	$2
Deferred income tax benefit (expense)	(101)	304
Total recognized in other comprehensive income	(101)	306
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	(24)	15
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$(125)	$321

Summary of effective income tax rate differences
Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2023		2022
			(restated, see note 2)
		%		%
Total net income (loss)	$3,469		$3,080
Add: Income tax expense (benefit)	461		546
Total net income (loss) before income taxes	$3,930		$3,626
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,091	27.8	$1,006	27.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(222)	(5.7)	(218)	(6.0)
Tax-exempt investment (income) loss	(304)	(7.7)	(128)	(3.5)
Adjustments in respect of prior years, including resolution of tax disputes	(13)	(0.3)	(19)	(0.5)
Tax (benefit) cost of unrecognized tax losses and tax credits	(25)	(0.7)	18	0.5
Tax rate and other legislative changes	(51)	(1.3)	(152)	(4.2)
Other	(15)	(0.4)	39	0.9
Total tax expense (benefit) and effective income tax rate	$461	11.7	$546	15.0